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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                   May 5, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

      Re:  General American Separate Account Eleven
           File No. 333-73672 - (American Vision Series VUL 2002)
           Rule 497(j) Certification

Commissioners:

      On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 28, 2006.

      If you have any questions, please contact me at (617) 578-3031.

                                   Sincerely,

                                   /s/ John E. Connolly, Jr.

                                   John E. Connolly, Jr.
                                   Assistant General Counsel
                                   Metropolitan Life Insurance Company